RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 101 - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 32,011,842	$ 389,046,495	$ 416,840,247	$ 363,353,558
Participant notes deemed distributed	(8,102)		(162,495)	(233,206)
Amount allocated to withdrawing participants	0		(82,998)	$ (126,730)
Net Assets Available for Benefits per IRS Form 5500	$ 32,003,740		$ 416,594,754